UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 2012

Check here if Amendment []; Amendment Number: ______
This Amendment (Check only one.): [] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Perennial Investment Partners Pty Ltd
Address: Level 19 , 56 Pitt Street


Form 13F File Number: 28-12453

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bill AnastasopoulosTitle: Head of Legal and
CompliancePhone: +612 8274 2748

Signature, Place, and Date of Signing:

Sydney NSW May 07, 2012

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name






FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
Form 13F
Information Table Entry Total:   62
Form 13F
Information Table Value Total: 679,935 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
to which this report is filed, other
than the manager filing this report.



No. Form 13F File Number Name




FORM 13F INFORMATION TABLE


NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE	SHARES / PRN AMT	SHARES/	PUT / CALL
INVESTMENT	OTHER	VOTING

			(x $1000)		PRN		DISCRETN	MANAGERS	SOLE

Alliance Data Systems CoCOM	018581108	 1,650 	 13,100 	SH		SOLE	01	 13,100
America Movil SAB SPONSORED ADR	02364W105	 1,197 	 48,200 	SH		SOLE	01	 48,200
American Campus Communi	COM	024835100	 20,136  450,263 	SH		SOLE	01	 450,263
Apple Inc		COM	037833100	 6,671 	 11,127 	SH		SOLE	01	 11,127
AvalonBay Communities I	COM	053484101	 2,070 	 14,646 	SH		SOLE	01	 14,646
BMC Software Inc	COM	055921100	 3,799 	 94,600 	SH		SOLE	01	 94,600
Boeing Co/The		COM	097023105	 1,910 	 25,680 	SH		SOLE	01	 25,680
Boingo Wireless Inc	COM	09739C102	 1,298 	 107,300 	SH		SOLE	01	 107,300
Boston Properties Inc	COM	101121101	 26,158 249,143 	SH		SOLE	01	 249,143
Camden Property Trust	COM	133131102	 25,705 390,952 	SH		SOLE	01	 390,952
Capital One Financial C	COM	14040H105	 4,568 	 81,948 	SH		SOLE	01	 81,948
Cardtronics Inc		COM	14161H108	 4,043 	 154,000 	SH		SOLE	01	 154,000
Caterpillar Inc		COM	149123101	 5,062 	 47,520 	SH		SOLE	01	 47,520
CBL & Associates Prope	COM	124830100	 5,475 	 289,392 	SH		SOLE	01	 289,392
Chatham Lodging Trust	COM	16208T102	 3,142 	 247,608 	SH		SOLE	01	 247,608
Check Point Software 	COM	M22465104	 4,958 	 77,670 	SH		SOLE	01	 77,670
Coach Inc		COM	189754104	 2,213 	 28,631 	SH		SOLE	01	 28,631
Coca-Cola Femsa SASPONSORED ADR	191241108	 1,934 	 18,262 	SH		SOLE	01	 18,262
Cooper Cos Inc/The	COM	216648402	 3,554 	 43,500 	SH		SOLE	01	 43,500
Coresite Realty Corp	COM	21870Q105	 6,775 	 287,196 	SH		SOLE	01	 287,196
CubeSmart		COM	229663109	 25,419 2,136,024 	SH		SOLE	01	 2,136,024
DDR Corp		COM	23317H102	 999 	 68,415 	SH		SOLE	01	 68,415
Digital Realty Trus	COM	253868103	 26,198 354,176 	SH		SOLE	01	 354,176
Douglas Emmett Inc	COM	25960P109	 8,742 	 383,262 	SH		SOLE	01	 383,262
DuPont Fabros Technolo	COM	26613Q106	 31,627 1,293,542 	SH		SOLE	01	 1,293,542
Equity Residential	COM	29476L107	 33,497 534,925 	SH		SOLE	01	 534,925
Esterline Technologi	COM	297425100	 3,573 	 50,000 	SH		SOLE	01	 50,000
Exxon Mobil Corp	COM	30231G102	 1,908 	 22,000 	SH		SOLE	01	 22,000
Franklin Resources Inc	COM	354613101	 4,899 	 39,500 	SH		SOLE	01	 39,500
General Electric Co	COM	369604103	 2,336 	 116,400 	SH		SOLE	01	 116,400
General Growth Propert	COM	370023103	 21,391 1,259,016 	SH		SOLE	01	 1,259,016
Gilead Sciences Inc	COM	375558103	 4,993 	 102,191 	SH		SOLE	01	 102,191
GNC Holdings Inc	COM	36191G107	 4,574 	 131,092 	SH		SOLE	01	 131,092
Goldcorp Inc		COM	380956409	 1,514 	 33,675 	SH		SOLE	01	 33,675
HCP Inc			COM	40414L109	 16,466 417,288 	SH		SOLE	01	 417,288
Health Care REIT Inc	COM	42217K106	 25,904 471,317 	SH		SOLE	01	 471,317
Herbalife Ltd		COM	G4412G101	 4,481 	 65,119 	SH		SOLE	01	 65,119
Home Properties Inc	COM	437306103	 26,419 433,027 	SH		SOLE	01	 433,027
Host Hotels & Resorts	COM	44107P104	 19,115	1,164,140 	SH		SOLE	01	 1,164,140
International Busin	COM	459200101	 2,855 	 13,684 	SH		SOLE	01	 13,684
Intuit Inc		COM	461202103	 5,073 	 84,333 	SH		SOLE	01	 84,333
Intuitive Surgical Inc	COM	46120E602	 5,344 	 9,864 		SH		SOLE	01	 9,864
Joy Global Inc		COM	481165108	 1,745 	 23,743 	SH		SOLE	01	 23,743
Kimco Realty Corp	COM	49446R109	 16,690 866,562 	SH		SOLE	01	 866,562
Lam Research Corp	COM	512807108	 4,774 	 107,000 	SH		SOLE	01	 107,000
LaSalle Hotel Properti	COM	517942108	 18,903 671,750 	SH		SOLE	01	 671,750
LKQ Corp		COM	501889208	 3,410 	 109,397 	SH		SOLE	01	 109,397
Occidental Petroleum 	COM	674599105	 4,259 	 44,722 	SH		SOLE	01	 44,722
Philip Morris Interna	COM	718172109	 2,481 	 28,000 	SH		SOLE	01	 28,000
Prologis Inc		COM	74340W103	 14,151 392,859 	SH		SOLE	01	 392,859
Public Storage		COM	74460D109	 33,211 240,361 	SH		SOLE	01	 240,361
Simon Property Group 	COM	828806109	 80,447 552,220 	SH		SOLE	01	 552,220
SPDR Gold Shares     GOLD SHS	78463V107	 3,966 	 24,461 	SH		SOLE	01	 24,461
Steven Madden Ltd	COM	556269108	 4,773 	 111,641 	SH		SOLE	01	 111,641
Tanger Factory Outle	COM	875465106	 22,407 753,698 	SH		SOLE	01	 753,698
Taubman Centers Inc	COM	876664103	 27,539 377,500 	SH		SOLE	01	 377,500
Tesla Motors Inc	COM	88160R101	 2,234 	 59,999 	SH		SOLE	01	 59,999
UDR Inc			COM	902653104	 1,010 	 37,808 	SH		SOLE	01	 37,808
VF Corp			COM	918204108	 2,336 	 16,000 	SH		SOLE	01	 16,000
Vornado Realty Trust	COM	929042109	 19,594 232,712 	SH		SOLE	01	 232,712
Wells Fargo & Co	COM	949746101	 2,390 	 70,000 	SH		SOLE	01	 70,000
Whiting Petroleum Corp	COM	966387102	 3,969 	 73,091 	SH		SOLE	01	 73,091